Loan Commitments (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Loan Commitments (Textual)
Fixed rate loan commitments	$ 2.0	$ 2.2
Maximum [Member]
Loan Commitments (Textual)
Loan commitments interest rates	4.70%	4.70%
Loan commitments maturities term	20 years	30 years
Minimum [Member]
Loan Commitments (Textual)
Loan commitments interest rates	4.00%	4.00%
Loan commitments maturities term	7 years	5 years